UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 12 Cadillac Drive
         Suite 280
         Brentwood, TN  37027

13F File Number:  28-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

     /s/ Beth Peters     Brentwood, TN     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $744,613 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7 DAYS GROUP HLDGS LTD         ADR              81783j101     3744   300000 SH       Sole                        0        0   300000
AERCAP HOLDINGS NV             SHS              n00985106     3542   391000 SH       Sole                        0        0   391000
AMAZON COM INC                 COM              023135106    34720   258100 SH       Sole                        0        0   258100
APPLE INC                      COM              037833100    23075   109500 SH       Sole                        0        0   109500
CF INDS HLDGS INC              COM              125269100     6854    75500 SH       Sole                        0        0    75500
CHINA TRANSINFO TECHNLGY COR   COM              169453107     2415   295600 SH       Sole                        0        0   295600
COACH INC                      COM              189754104    10999   301100 SH       Sole                        0        0   301100
COPA HOLDINGS SA               CL A             p31076105     5726   105125 SH       Sole                        0        0   105125
CTRIP COM INTL LTD             ADR              22943f100     4312    60000 SH       Sole                        0        0    60000
DECKERS OUTDOOR CORP           COM              243537107     8188    80500 SH       Sole                        0        0    80500
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105     1537    60000 SH       Sole                        0        0    60000
E HOUSE CHINA HLDGS LTD        ADR              26852w103    25953  1432300 SH       Sole                        0        0  1432300
FINISH LINE INC                CL A             317923100     8199   653300 SH       Sole                        0        0   653300
FORD MTR CO DEL                COM PAR $0.01    345370860     7775   777450 SH       Sole                        0        0   777450
FORTRESS INVESTMENT GROUP LL   CL A             34958b106     9499  2134500 SH       Sole                        0        0  2134500
FOSTER WHEELER AG              COM              h27178104    11376   386400 SH       Sole                        0        0   386400
FREEPORT-MCMORAN COPPER & GO   COM              35671d857    11265   140300 SH       Sole                        0        0   140300
FUEL SYS SOLUTIONS INC         COM              35952W103     2578    62500 SH       Sole                        0        0    62500
GENERAL ELECTRIC CO            COM              369604103    15130  1000000 SH       Sole                        0        0  1000000
GOLDMAN SACHS GROUP INC        COM              38141g104    32316   191400 SH       Sole                        0        0   191400
GOOGLE INC                     CL A             38259p508    39183    63200 SH       Sole                        0        0    63200
GULFMARK OFFSHORE INC          COM              402629109     3063   108200 SH       Sole                        0        0   108200
HOME INNS & HOTELS MGMT INC    SPON ADR         43713w107     3319    93900 SH       Sole                        0        0    93900
HUMAN GENOME SCIENCES INC      COM              444903108    19810   647800 SH       Sole                        0        0   647800
HYATT HOTELS CORP              COM CL A         448579102     4448   149200 SH       Sole                        0        0   149200
INTEL CORP                     COM              458140100    13560   664700 SH       Sole                        0        0   664700
JPMORGAN CHASE & CO            COM              46625h100    46543  1116950 SH       Sole                        0        0  1116950
KNOLL INC                      COM NEW          498904200     5930   574100 SH       Sole                        0        0   574100
KULICKE & SOFFA INDS INC       COM              501242101     4921   912950 SH       Sole                        0        0   912950
LEAR CORP                      COM NEW          521865204     5371    79400 SH       Sole                        0        0    79400
LINCOLN NATL CORP IND          COM              534187109    14396   578600 SH       Sole                        0        0   578600
MOSAIC CO                      COM              61945a107     6702   112200 SH       Sole                        0        0   112200
OFFICEMAX INC DEL              COM              67622p101    11292   889800 SH       Sole                        0        0   889800
OLD DOMINION FGHT LINES INC    COM              679580100     3982   129700 SH       Sole                        0        0   129700
PERFECT WORLD CO LTD           SPON ADR REP B   71372u104    17472   443000 SH       Sole                        0        0   443000
PIER 1 IMPORTS INC             COM              720279108     9084  1784700 SH       Sole                        0        0  1784700
PRICELINE COM INC              COM NEW          741503403     3931    18000 SH       Sole                        0        0    18000
SOURCEFIRE INC                 COM              83616T108     3166   118400 SH       Sole                        0        0   118400
SPDR TR                        UNIT SER 1       78462f103    22288   200000 SH       Sole                        0        0   200000
SPDR TR                        UNIT SER 1       78462f103   222880  2000000 SH  Call Sole                        0        0  2000000
SYBASE INC                     COM              871130100     8958   206400 SH       Sole                        0        0   206400
THOMPSON CREEK METALS CO INC   COM              884768102     5864   500300 SH       Sole                        0        0   500300
TRINA SOLAR LIMITED            SPON ADR         89628E104     5456   101100 SH       Sole                        0        0   101100
TRW AUTOMOTIVE HLDGS CORP      COM              87264s106     4981   208600 SH       Sole                        0        0   208600
URBAN OUTFITTERS INC           COM              917047102    24332   695400 SH       Sole                        0        0   695400
VISA INC                       COM CL A         92826c839     4478    51200 SH       Sole                        0        0    51200